Consolidated Statements of Cash Flows (USD $)	12 Months Ended		73 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (7,003,791)	$ (5,337,700)	$ (17,401,262)
Depreciation	88,569	85,296	195,880
Stock-based compensation	4,746,416	3,125,000	11,265,331
Write-off of deferred financing costs		66,064	66,064
Extinguishment loss on revision of terms of loan conversion into shares		37,404	37,404
Loss on disposal of equipment			6,530
Non-cash interest accrued	5,390	3,336	8,726
Non-cash derivative loss	203,868		203,868
Change in fair value on convertible promissory notes	(53,101)		(53,101)
Non-cash expenses	415,181	13,233	428,414
Changes in operating assets and liabilities:
Increase in other receivables	(49,625)	(37,571)	(87,196)
Increase in prepaid expenses	(54,049)	(13,101)	(76,050)
Increase in accrued liabilities	(232,220)	1,080,656	1,625,140
Increase in deferred revenue	24,990		24,990
NET CASH USED IN OPERATING ACTIVITIES	(1,925,257)	(983,233)	(3,755,262)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash acquired in Rophe acquisition			300
Purchase of equipment			(14,418)
CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES			(14,118)
CASH FLOWS FROM FINANCING ACTIVITIES:
Stockholder advances (repayments)			41,957
Proceeds from issuance of common stock	2,235,004	654,574	3,751,744
Proceeds for shares to be issued		394,474	394,474
Deferred financing costs			(26,064)
Repayment of obligations under capital leases	(69,288)	(109,163)	(178,451)
Proceeds from convertible promissory notes	50,000		50,000
Proceeds from loans payable	12,165		54,165
CASH PROVIDED BY FINANCING ACTIVITIES	2,227,881	939,885	4,087,825
NET (DECREASE) INCREASE IN CASH	302,624	(43,348)	318,445
CASH
Beginning of period	15,821	59,169
End of period	318,445	15,821	318,445
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest paid	45,150	51,957
SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Accounts payable as partial consideration for Rophe acquisition			100,000
Common stock issued as partial consideration for Rophe acquisition			765,300
Acquisition of equipment under capital lease obligations		40,747	265,706
Conversion of loans payable into common shares		42,000	680,207
Settlement of accounts payable by common shares	35,427	49,434	84,861
Commitment shares held in trust by Kodiak	$ 100,000		$ 100,000